Derivative financial instruments and hedge accounting - Underlying asset or liability by type of risk hedged under cash flow hedge (Details) - Cash flow hedge derivatives - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flow hedges [abstract]
Change of underlying asset used for calculation of hedging ineffectiveness	€ 1,444	€ (389)
CFH reserve	(656)	(13)
Reclassification adjustments on cash flow hedges, before tax	(739)	642
Commodity price risk | Planned sales
Cash flow hedges [abstract]
Change of underlying asset used for calculation of hedging ineffectiveness	1,444	(389)
CFH reserve	(656)	(13)
Reclassification adjustments on cash flow hedges, before tax	€ (739)	€ 642